Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000027887 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027887 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027887 | Prysmian SpA - FR_B1W4V6907
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027887 | Cia de Saneamento Basico do Estado de Sao Paulo SABESP - FR_B1YCHL900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027887 | STERIS PLC - FR_G8473T100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027887 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027887 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027887 | Rockwell Automation, Inc. - FR_773903109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027887 | Waste Management, Inc. - FR_94106L109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027887 | Veralto Corp. - FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027887 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000027887 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027887 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000027887 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027887 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027887 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027887 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027887 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027887 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027887 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027887 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027887 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027887 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027887 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000027887 | 15867094
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027887 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000027887 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000027887 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000027887 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000027887 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000027887 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027887 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027887 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027887 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027887 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000027887 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027884 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027884 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027884 | Prysmian SpA - FR_B1W4V6907
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027884 | Cia de Saneamento Basico do Estado de Sao Paulo SABESP - FR_B1YCHL900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027884 | STERIS PLC - FR_G8473T100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027884 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027884 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027884 | Rockwell Automation, Inc. - FR_773903109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027884 | Waste Management, Inc. - FR_94106L109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027884 | Veralto Corp. - FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027884 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000027884 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027884 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000027884 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027884 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027884 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027884 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027884 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027884 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027884 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027884 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027884 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027884 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027884 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000027884 | 15867094
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027884 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000027884 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000027884 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000027884 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000027884 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000027884 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027884 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027884 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027884 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027884 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000027884 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027886 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027886 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027886 | Prysmian SpA - FR_B1W4V6907
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027886 | Cia de Saneamento Basico do Estado de Sao Paulo SABESP - FR_B1YCHL900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027886 | STERIS PLC - FR_G8473T100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027886 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027886 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027886 | Rockwell Automation, Inc. - FR_773903109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027886 | Waste Management, Inc. - FR_94106L109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027886 | Veralto Corp. - FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027886 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000027886 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027886 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000027886 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027886 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027886 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027886 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027886 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027886 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027886 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027886 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027886 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027886 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027886 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000027886 | 15867094
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027886 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000027886 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000027886 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000027886 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000027886 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000027886 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027886 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027886 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027886 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027886 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000027886 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027890 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027890 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027890 | Prysmian SpA - FR_B1W4V6907
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027890 | Cia de Saneamento Basico do Estado de Sao Paulo SABESP - FR_B1YCHL900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027890 | STERIS PLC - FR_G8473T100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027890 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027890 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027890 | Rockwell Automation, Inc. - FR_773903109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027890 | Waste Management, Inc. - FR_94106L109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027890 | Veralto Corp. - FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027890 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000027890 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027890 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000027890 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027890 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027890 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027890 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027890 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027890 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027890 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027890 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027890 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027890 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027890 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000027890 | 15867094
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027890 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000027890 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000027890 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000027890 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000027890 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000027890 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027890 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027890 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027890 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027890 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000027890 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230903 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230903 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230903 | Prysmian SpA - FR_B1W4V6907
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230903 | Cia de Saneamento Basico do Estado de Sao Paulo SABESP - FR_B1YCHL900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230903 | STERIS PLC - FR_G8473T100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230903 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230903 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230903 | Rockwell Automation, Inc. - FR_773903109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230903 | Waste Management, Inc. - FR_94106L109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230903 | Veralto Corp. - FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230903 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000230903 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000230903 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000230903 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000230903 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230903 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230903 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230903 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230903 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230903 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230903 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230903 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230903 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000230903 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000230903 | 15867094
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230903 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000230903 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000230903 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000230903 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000230903 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000230903 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230903 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230903 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000230903 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000230903 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000230903 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%